ACCRUED STOCK PAYABLE (Details) - Consulting Agreement	Jul. 15, 2015 shares
Consulting Agreement [Member]
ACCRUED STOCK PAYABLE (Details) - Consulting Agreement [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross	50,000